Income taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes (Details) - Schedule of deferred tax assets [Line Items]
Total	$ 33,703,711	$ 2,889,264	$ 27,717,535
Share issue costs [Member]
Income taxes (Details) - Schedule of deferred tax assets [Line Items]
Total	6,042,213	529,320	758,041
Stock based compensation [Member]
Income taxes (Details) - Schedule of deferred tax assets [Line Items]
Total	4,307,117
Property, plant and equipment [Member]
Income taxes (Details) - Schedule of deferred tax assets [Line Items]
Total			26,402,452
Non-capital losses - USA [Member]
Income taxes (Details) - Schedule of deferred tax assets [Line Items]
Total	21,425,219
Non-capital losses - Canada [Member]
Income taxes (Details) - Schedule of deferred tax assets [Line Items]
Total	$ 1,929,162	$ 2,359,944	$ 557,042